Note 14 - Income Tax (Details) - Reconciliation Between Statutory Income Tax Rate and The Effective Income Tax Rate (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	$ 808	$ 1,048	$ 1,083
Changes in deferred income tax assets	(474)	156	(532)
Adjustments to prior years’ taxes	20	(2)	(221)
Changes in valuation allowances for deferred income tax assets	515	(55)	440
Other	123	(44)	293
	$ 992	$ 1,103	$ 1,063